CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash	$ 632,032	$ 1,048,660	$ 497,944
Accounts receivable - net of allowance for doubtful accounts	2,636,879	3,007,314	1,009,416
Current assets - related party	24,284	24,284	23,840
Prepaid expenses	178,669	315,901	49,660
Other current assets	202,110	188,541	165,018
Deferred income taxes		0	41,829
Total current assets	3,673,974	4,584,700	1,787,707
PROPERTY AND EQUIPMENT - Net	1,450,090	1,444,334	505,344
INTANGIBLE ASSETS - Net	6,289,676	8,377,837	1,534,780
GOODWILL	8,560,336	8,560,336	344,000
OTHER ASSETS	179,208	140,053	1,600,783
TOTAL ASSETS	20,153,284	23,107,260	5,772,614
CURRENT LIABILITIES:
Accounts payable	664,739	1,082,342	200,469
Accrued compensation	737,386	836,525	262,523
Accrued expenses	935,998	1,113,108	422,373
Accrued IPO costs		0	430,125
Deferred rent	22,309	12,683	11,667
Deferred revenue	24,201	37,508	56,686
Accrued liability to related party	38,170	153,931	93,596
Borrowings under line of credit	3,000,000	1,215,000	1,015,000
Note payable - related party (current portion)	0	470,089	0
Notes payable - other (current portion)	130,209	596,616	916,104
Contingent consideration	1,843,387	2,626,323	0
Total current liabilities	7,396,399	8,144,125	3,408,543
NOTES PAYABLE
Note payable - related party	470,089	0	735,680
Notes payable - other	64,091	48,564	425,587
Note payable - convertible note		0	472,429
Notes Payable, Noncurrent		48,564	1,633,696
OTHER LONG-TERM LIABILITIES		0	38,142
DEFERRED RENT	524,565	551,343	519,000
DEFERRED REVENUE	38,462	42,631	54,736
Total liabilities	$ 8,493,606	$ 8,786,663	$ 5,654,117
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Preferred stock value, issued	$ 0	$ 0	$ 0
Common stock value, issued	9,722	9,712	5,102
Additional paid-in capital	19,059,830	18,979,976	251,628
(Accumulated deficit) retained earnings	(7,113,417)	(4,460,129)	49,121
Accumulated other comprehensive loss	(296,457)	(208,962)	(187,354)
Total shareholders’ equity	11,659,678	14,320,597	118,497
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 20,153,284	$ 23,107,260	$ 5,772,614